Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	£ 43		£ 174
Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	7,662
Financial assets, ending balance	8,600	£ 7,662
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	6,545
Financial liabilities, ending balance	6,904	6,545
Trading liabilities | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	42,276
Financial liabilities, ending balance	45,355	42,276
Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0	0
– exchange differences	0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	252	444	415
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	210	(88)	(180)
Total losses recognised in other comprehensive income	0	0	0
– exchange differences	0	0	0
Purchases	107	141	92
New issuances	0	0	2
Sales	(232)	(111)	(142)
Settlements	(298)	(106)	244
Transfers out	(28)	(5)	(25)
Transfers in	91	(23)	38
Financial liabilities, ending balance	102	252	444
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	4	3	(3)
Designated at fair value | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	32,545
Financial liabilities, ending balance	35,725	32,545
Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0	0
– exchange differences	(35)	13	(21)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	3,958	2,820	2,461
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1,819)	(5)	65
Total losses recognised in other comprehensive income	(35)	13	(21)
– exchange differences	(35)	13	(21)
Purchases	0	0	0
New issuances	1,686	1,778	1,227
Sales	0	0	(2)
Settlements	352	(362)	(807)
Transfers out	(585)	(417)	(243)
Transfers in	289	131	140
Financial liabilities, ending balance	3,846	3,958	2,820
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(140)	(129)	(88)
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	171,474
Financial liabilities, ending balance	160,552	171,474
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0	0
– exchange differences	(3)	2	(7)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,335	1,860	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	570	600	408
Total losses recognised in other comprehensive income	(3)	2	(7)
– exchange differences	(3)	2	(7)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(88)	(334)	(961)
Transfers out	(265)	(198)	(141)
Transfers in	407	405	83
Financial liabilities, ending balance	2,956	2,335	1,860
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(204)	(350)	(473)
Financial investments | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	37,507
Financial assets, ending balance	43,450	37,507
Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	907	1,394	1,447
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	1	(2)
Total losses recognised in other comprehensive income	(17)	8	(9)
– financial investments: fair value gains	0	(5)	34
– exchange differences	(17)	13	(43)
Purchases	114	3	48
New issuances	0	0	0
Sales	(20)	(113)	(100)
Settlements	(185)	(22)	(16)
Transfers out	(46)	(364)	(87)
Transfers in	34	0	113
Financial assets, ending balance	788	907	1,394
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(17)	13	(43)
Trading assets | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	100,696
Financial assets, ending balance	114,303	100,696
Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,050	2,413	2,738
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	213	152	37
Total losses recognised in other comprehensive income	(5)	5	(33)
– financial investments: fair value gains	0	0	0
– exchange differences	(5)	5	(33)
Purchases	554	576	428
New issuances	0	1	0
Sales	(470)	(791)	(884)
Settlements	(286)	(69)	(10)
Transfers out	(196)	(375)	(186)
Transfers in	242	138	323
Financial assets, ending balance	2,102	2,050	2,413
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(6)	6	(6)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(5)	5	(33)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,068
Financial assets, ending balance	20,580	19,068
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,882	3,071	3,318
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(20)	(56)	64
Total losses recognised in other comprehensive income	(46)	21	(113)
– financial investments: fair value gains	0	0	0
– exchange differences	(46)	21	(113)
Purchases	229	200	105
New issuances	0	0	0
Sales	(108)	(253)	(231)
Settlements	279	(107)	35
Transfers out	(6)	(12)	(108)
Transfers in	4	18	1
Financial assets, ending balance	3,214	2,882	3,071
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(27)	(20)	(55)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(46)	21	(113)
Derivatives | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	174,116
Financial assets, ending balance	162,661	174,116
Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,823	1,466	1,737
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	357	613	238
Total losses recognised in other comprehensive income	(2)	0	(2)
– financial investments: fair value gains	0	0	0
– exchange differences	(2)	0	(2)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	85	(517)	(492)
Transfers out	(162)	(138)	(95)
Transfers in	395	399	80
Financial assets, ending balance	2,496	1,823	1,466
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(2,088)	96	424
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(2)	0	(2)
– net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	210	(88)	(180)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	3	(3)
– net income from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	570	600	408
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	(350)	(473)
– net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	213	152	37
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	6	(6)
– net income from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	357	613	238
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	96	424
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(44)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1,819)	(5)	65
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(140)	(129)	(88)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	24	(56)	64
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(27)	(20)	(55)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– gains from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
– gains from financial investments at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
– gains from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
– gains from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	1	(2)
– gains from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
– gains from financial investments at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
– gains from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	0	0	0
– trading (expense)/income excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	4	0	0
– trading (expense)/income excluding net interest income | Designated at fair value | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
– trading (expense)/income excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(204)	0	0
– trading (expense)/income excluding net interest income | Financial investments | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– trading (expense)/income excluding net interest income | Trading assets | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(6)	0	0
– trading (expense)/income excluding net interest income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
– trading (expense)/income excluding net interest income | Derivatives | Level 3 | Recurring fair value measurements
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	£ (2,088)	£ 0	£ 0